Parnassus Value Equity Fund

Portfolio of Investments as of March 31, 2025 (unaudited)

Equities	Shares	Market Value ($)

Air Freight & Logistics (2.0%)

FedEx Corp.	369,368	90,044,531

Banks (7.3%)

Bank of America Corp.	3,615,546	150,876,735

Citigroup Inc.	1,252,436	88,910,432

JPMorgan Chase & Co.	373,822	91,698,537

		331,485,704

Biotechnology (1.6%)

Gilead Sciences Inc.	642,590	72,002,209

Capital Markets (10.7%)

CME Group Inc., Class A	315,979	83,826,069

S&P Global Inc.	339,991	172,749,427

The Bank of New York Mellon Corp.	1,479,672	124,100,091

The Charles Schwab Corp.	1,304,674	102,129,881

		482,805,468

Containers & Packaging (2.7%)

Ball Corp.Ω	2,308,169	120,186,360

Diversified Financial Services (7.7%)

Global Payments Inc.	1,098,035	107,519,587

Mastercard Inc., Class A	266,875	146,279,525

Visa Inc., Class A	262,141	91,869,935

		345,669,047

Diversified Telecommunication Services (3.3%)

Verizon Communications Inc.	3,297,608	149,579,499

Equity Real Estate Investment Trusts (5.6%)

CBRE Group Inc., Class Aq	1,083,812	141,740,933

Simon Property Group Inc.	670,528	111,361,290

		253,102,223

Food & Staples Retailing (3.4%)

Sysco Corp.	2,040,678	153,132,477

Health Care Equipment & Supplies (1.7%)

Baxter International Inc.	2,296,098	78,595,435

Health Care Providers & Services (4.6%)

The Cigna Group	285,576	93,954,504

UnitedHealth Group Inc.	220,296	115,380,030

		209,334,534

Hotels, Restaurants & Leisure (1.9%)

Airbnb Inc., Class Aq	698,490	83,441,615

Household Durables (2.4%)

D.R. Horton Inc.	864,230	109,869,560

Independent Power & Renewable Electricity Producers (1.7%)

Brookfield Renewable Corp.[l]	2,667,638	74,480,453

Insurance (2.6%)

The Progressive Corp.	411,589	116,483,803

Interactive Media & Services (1.9%)

Alphabet Inc., Class A	561,509	86,831,752

Life Sciences Tools & Services (4.2%)

Agilent Technologies Inc.	944,194	110,451,814

Bio-Rad Laboratories Inc., Class Aq	317,436	77,314,712

		187,766,526

Machinery (6.1%)

Cummins Inc.	350,394	109,827,495

Deere & Co.	348,570	163,601,329

		273,428,824

Media (1.6%)

Comcast Corp., Class A	1,920,800	70,877,520

Multiline Retail (2.1%)

Amazon.com Inc.[q]	503,495	95,794,959

Pharmaceuticals (5.9%)

AstraZeneca plc, ADR	1,221,284	89,764,374

Novo Nordisk, ADR	926,083	64,307,203

Pfizer Inc.	4,390,705	111,260,465

		265,332,042

Road & Rail (2.5%)

Union Pacific Corp.	482,958	114,093,998

Semiconductors & Semiconductor Equipment (8.9%)

Advanced Micro Devices Inc.[q]	479,833	49,298,042

Applied Materials Inc.	428,422	62,172,601

Broadcom Inc.	503,489	84,299,163

Intel Corp.	1,812,124	41,153,336

Micron Technology Inc.	976,042	84,808,289

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	478,823	79,484,618

		401,216,049

Software (6.0%)

Microsoft Corp.	299,839	112,556,562

NICE Ltd., ADR[q]	549,262	84,679,723

Oracle Corp.	537,967	75,213,166

		272,449,451

Technology Hardware, Storage & Peripherals (0.9%)

Western Digital Corp.[q]	990,628	40,051,090

Total investment in equities (99.3%)

(cost $3,717,187,082)		4,478,055,129

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.1%)

Invesco Aim Government & Agency Portfolio Short-Term Investments Trust, Institutional Class	4.23%			960,250

Time Deposits (0.8%)

Citibank, New York	3.68%	04/01/2025	38,104,671	38,104,671

Total short-term securities (0.9%)

(cost $39,064,921)				39,064,921

Total securities (100.2%)

(cost $3,756,252,003)				4,517,120,050

Payable upon return of securities loaned (-0.1%)				(960,250)

Other assets and liabilities (-0.1%)				(5,994,101)

Total net assets (100.0%)				4,510,165,699

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.

q	This security is non-income producing.

l	This security, or partial position of this security, was on loan at March 31, 2025. The total value of the securities on loan at March 31, 2025 was 933,864.

plc	Public Limited Company

ADR	American Depositary Receipt